/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 2001

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
1/9/01
Shares of
Beneficial Interest
39000
6.4375
6.93
Merrill Lynch

1/17/01
Shares of Beneficial Interest
85000
6.5
6.91
Merrill Lynch






















































































Total Shares Repurchased:
Remarks:	None.  124,000

MFS Multimarket Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer